Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	10 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended	31 Months Ended	34 Months Ended	43 Months Ended	46 Months Ended	55 Months Ended	58 Months Ended	67 Months Ended
	Jul. 12, 2021	Sep. 16, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2026
C000218791
Account Value [Line Items]
Line Graph and Table Measure Name					ETC Cabana Target Beta ETF
Accumulated Value		$ 10,000	$ 10,147			$ 9,283		$ 8,792		$ 9,302		$ 9,703		$ 11,304
C000218792
Account Value [Line Items]
Line Graph and Table Measure Name					ETC Cabana Target Drawdown 10 ETF
Accumulated Value		10,000	10,529			9,727		9,165		9,887		10,179		12,093
C000227938
Account Value [Line Items]
Line Graph and Table Measure Name					ETC Cabana Target Leading Sector Moderate ETF
Accumulated Value	$ 10,000			$ 8,752			$ 8,375		$ 8,375		$ 8,670		$ 11,182
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Conservative Target Risk Index
Accumulated Value		10,000	10,350			9,588		9,551		9,721		10,605		11,507
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderately Conservative Target Risk Index
Accumulated Value		10,000	10,875			10,134		10,176		10,729		11,783		13,324
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderate Target Risk Index
Accumulated Value	10,000			9,111			9,158		9,913		10,951		12,915
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000	12,465			12,491		12,824		15,730		17,633		23,108
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000	$ 12,465			$ 12,491		$ 12,824		$ 15,730		$ 17,633		$ 23,108
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 9,527			$ 9,781		$ 11,998		$ 13,449		$ 17,625